Note 7 - Sale of Greenstone Partnership (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
January 19, 2021
Cash and cash equivalents	$188
Amounts receivable	175
Property, plant and equipment	139,642
Assets held-for-sale	$140,005
Accounts payable and accrued liabilities	$(2,125)
Lease obligations	(130)
Liabilities held-for-sale	$(2,255)
Net assets disposed of	$137,750